Dec. 29, 2021
Performance Trust Strategic Bond Fund
Performance Trust Strategic Bond Fund
Investment Objective
The investment objective of the Performance Trust Strategic Bond Fund (the “Strategic Bond Fund” or the “Fund”) is to purchase undervalued fixed-income assets and achieve investment returns through interest income and potential capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Strategic Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the Fund. Certain financial intermediaries that have a contractual arrangement with PT Asset Management, LLC (DBA: Performance Trust Asset Management) (the “Adviser”), the Fund’s investment adviser, or an affiliate also may offer variations in Fund sales charges to their customers. Certain financial intermediaries may also offer variations in Fund sales charges to their customers as described in Appendix A to the Prospectus. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” on page 33 of the Prospectus, in Appendix A to the Prospectus, and under “Sales Charges; Sales Charge Reductions and Waivers – Class A Sales Charge Reductions and Waivers” on page 52 of the Statement of Additional Information (the “SAI”).
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Institutional Class	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	2.25%	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	0.76%	1.01%	1.76%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$78	$243	$422	$942
Class A	$326	$539	$770	$1,433
Class C	$179	$554	$954	$2,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.80% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in fixed-income instruments. “Fixed-income instruments” include corporate, government and municipal bonds, and asset-backed and mortgage-backed securities and other bonds, debt securities and similar fixed-income instruments issued by various U.S. Government, municipal or private-sector entities.
The Fund’s investments in fixed-income instruments may consist of residential mortgage-backed securities (“RMBS”) in the prime, subprime and “Alt-A” first lien mortgage sectors and commercial mortgage-backed securities (“CMBS”), including traditional and interest-only CMBS. Subprime mortgage loans are made to borrowers who display poor credit histories and other characteristics that correlate with a higher default risk. Alt-A is one of three general classifications of mortgages along with prime and subprime. The risk profile of Alt-A mortgages falls between prime and subprime. The Fund may invest a substantial portion of its portfolio in RMBS and CMBS. These investments may consist of “agency” securities RMBS created by one of three quasi- governmental agencies (Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage (“Fannie Mae”), and Federal Home Loan Mortgage Corp. (“Freddie Mac”)), which directly or indirectly benefit from U.S. Government backing, and “non-agency” securities RMBS or CMBS issued by private financial institutions and entities, which do not benefit from U.S. Government backing.
The Fund’s investments also may consist of municipal securities issued by or on behalf of states and various local governments and municipalities throughout the United States and its territories, including general obligation municipal bonds, or other securities issued or explicitly guaranteed by state or local governments, and other municipal securities, such as essential purpose revenue bonds. Municipal securities may be either federally taxable or tax exempt.
In addition to RMBS, CMBS, and municipal bonds, the Fund’s investments may consist of, but are not limited to: collateralized debt obligations (“CDOs”) (including collateralized loan obligations (“CLOs”)) and other asset-backed securities collateralized by a variety of consumer and commercial loans (such as automobile loans/leases, equipment loans/leases, credit card debt, and unsecured consumer debt), certain of which may include loans to subprime borrowers; stripped mortgage-related or other asset-backed, including principal-only and interest-only securities; fixed, floating rate or inverse floating rate debt instruments; corporate bonds, including investment-grade bonds and high-yield bonds rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”), commonly known as “junk bonds”; real estate investment trusts (“REITs”); instruments guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government or its agencies, instrumentalities or sponsored corporations, as well as mortgage-backed securities of the U.S. Government or its agencies; interests in investment companies, including exchange-traded funds (“ETFs”); or other fixed-income or equity investments. The Fund may also invest a portion of its assets in futures contracts, options and swaps. The Fund may invest in these derivative instruments as a substitute for taking positions in fixed-income instruments or to reduce exposure to other risks.
The Fund’s portfolio managers construct the Fund’s investment portfolio with a target weighted average effective duration of no less than one year and no more than ten years. The duration of the Fund’s investment portfolio may vary materially from its target from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will conform to these limits.
The Adviser uses a value-oriented strategy looking for higher-yielding and undervalued fixed- income securities that offer above-average total return. The Fund’s investment process begins with an evaluation of both interest rate and credit risk. Investments are selected for the Fund by applying a process whereby the Adviser makes a forward projection of the expected value of an investment after a period of time, assuming specific changes in the value of the investment or key factors that would affect its value, such as changes in interest rates, yield curve shifts and time horizons. For fixed-income instruments with credit components, a careful assessment of credit risk is made. Investments with superior risk/reward characteristics with respect to criteria such as price, interest rate sensitivity and credit quality, are selected for the Fund’s portfolio.
The Fund’s portfolio turnover rate is not intended to be high, although a higher turnover rate may occur as market conditions warrant. The Fund’s portfolio managers may sell an investment to satisfy redemption requests, when a security no longer satisfies the Fund’s investment criteria as described above, or when a more attractive investment opportunity becomes available.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Strategic Bond Fund.
The principal risks of investing in the Fund include:
Management Risk
The Fund is actively managed by the Adviser. There is a risk that an actively managed fund will produce sub-par returns compared to a benchmark index. Strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.
General Market Risk
The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
Recent Market Events Risk
U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed social behaviors, rising inflation and reduced consumer spending. While U.S. and global economies are recovering from the effects of COVID-19, the recovery is proceeding at slower than expected rates and may last for a prolonged period of time.
Fixed-Income Securities Risks
Fixed-income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk. Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.
Mortgage-Backed Securities Risk:

➢    Credit and Market Risks of Mortgage-Backed Securities. The mortgage loans or the guarantees underlying mortgage-backed securities are subject to the risk of default or may otherwise fail, leading to non-payment of interest and principal. In addition, the liquidity of such investments may change over time.
➢    Prepayment Risk of Mortgage-Backed Securities. In times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.
➢    Extension Risk of Mortgage-Backed Securities. In times of rising interest rates, mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.
➢    Interest-Only and Principal-Only Securities Risk. These securities are extremely sensitive to changes in interest rates and prepayment rates.
CDO/CLO Risk
In addition to the normal interest rate, default and other risks of fixed-income securities, CLOs and CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs and CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
RMBS Risk
RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances. The risks associated with RMBS are greater for those in the Alt-A and subprime first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Therefore, RMBS backed by subprime loans may suffer significantly greater declines in value due to defaults or the increased risk of default.
CMBS Risk
CMBS are subject to the risks generally associated with mortgage-backed securities.  CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages.  CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.  CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions.  Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.

Inverse Floating Rate Debt Instruments Risk
The use of inverse floaters by the Fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. The price of inverse floaters is expected to decline when interest rates rise, and generally will decline further than the price of a bond with a similar maturity. An investment in certain inverse floaters will involve the risk that the Fund could lose more than its original principal investment.

Stripped Mortgage-Backed Securities (“SMBS”) Risk
SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings & loans, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
Asset-Backed Securities Risk
The impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security. Like mortgage-backed securities, asset-backed securities are also subject to prepayment risk and extension risk.
U.S. Government Obligations Risk
U.S. Government obligations include securities issued or guaranteed as to principal and interest by government-sponsored entities, such as the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or the instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. As a result, there is a risk that these entities will default on a financial obligation. For instance, securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae,” are supported by the full faith and credit of the U.S. government. Securities issued by Fannie Mae and Freddie Mac are supported only by the discretionary authority of the U.S. Government. However, the obligations of Fannie Mae and Freddie Mac have been placed into conservatorship until the entities are restored to a solvent financial condition. Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

High-Yield Fixed-Income Securities Risk
High-yield fixed-income securities or “junk bonds” are fixed-income securities rated below investment grade by a NRSRO. Junk bonds are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Junk bonds are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.
Liquidity Risk
Trading opportunities are more limited for fixed-income securities, including MBS, that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Accordingly, there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
Interest Rate Risk
Securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.

REIT Risk
A REIT’s share price may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.
Credit Risk
An issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed- income securities involve greater credit risk, including the possibility of default or bankruptcy.

Municipal Securities Risks
The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. The Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or particular types of projects may have a disproportionate impact on a Fund’s share price.
Municipal securities may decrease in value during times when federal income tax rates are falling. Since interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Derivative Securities Risk
The Fund’s use of derivatives may cause losses due to the unexpected effect of market movements on a derivative’s price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge. Because the use of derivative instruments often creates economic leverage, the Fund’s investments in derivatives could create exposure greater than the value of the securities in the Fund’s portfolio. Investing in derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. During unfavorable market conditions, derivative instruments could become harder to value or sell at a fair price. As a result, the Fund may be unable to liquidate a position because of an illiquid secondary market. Investments in derivative instruments are also subject to the risk that a counterparty to the derivative instrument may become insolvent, enter administration, liquidate or otherwise fail to perform its obligations due to financial difficulties. In such situations, the Fund may obtain no recovery of its investment, or any recovery may be delayed.
➢ Futures Contract Risk
Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments.
➢ Options Risk
Options are subject to the same risks as the investments in which the Fund invests directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in options involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.
➢ Swap Agreements Risk
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year, and typically will not have liquidity beyond the counterparty to the agreement.
LIBOR Transition Risk
The Fund may invest in securities or derivatives that use LIBOR as a benchmark or reference rate. The expected discontinuation of LIBOR could have a significant impact on the financial markets, and may present a risk for certain market participants, including the risk that the transition from LIBOR to alternative interest rate benchmarks will not be orderly, will occur over various time periods or will have unintended consequences.

Valuation Risk
The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Trust’s Board of Trustees (the “Board of Trustees”) may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Other Investment Companies Risk
The Fund may invest in shares of other investment companies, including closed-end mutual funds and ETFs, as a means to pursue its investment objective. When the Fund invests in other investment companies, it will bear a proportionate share of the other investment company’s operating expenses.
Exchange-Traded Fund Risk
To the extent the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro rata portion of such ETFs’ management fees and operational expenses. In addition, the risks of owning an ETF generally reflect the risks of owning the underlying securities owned by the ETF. The price of an ETF may fluctuate within a wide range, and the Fund may lose money by investing in an ETF if the prices of the securities owned by the ETF go down.
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The following tables show historical performance of the Fund and provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual total returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.ptam.com or by calling 1-877-738-9095.
Calendar Year Total Return as of December 31 Institutional Class Shares(1)

The returns shown in the bar chart are for Institutional Class shares. Class A shares and Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different sales charges and expenses. Performance for Class A and Class C shares would be lower as expenses for Class A shares and Class C shares are higher.
The Fund’s calendar year-to-date return for Institutional Class shares as of September 30, 2021 was 1.48%. During the period shown in the bar chart, the best performance for a quarter for the Fund’s Institutional Class shares was 5.91% (for the quarter ended September 30, 2012). The worst performance for a quarter for the Fund’s Institutional Class shares was -2.51% (for the quarter ended March 31, 2020).
Average Annual Total ReturnsFor the Periods Ended December 31, 2020

Average Annual Total Returns For the Periods Ended December 31, 2020
	One Year	Five Year	Ten Year	Since Inception (8/31/10)
Institutional Class Shares
Return Before Taxes	5.73%	5.34%	5.99%	6.25%
Return After Taxes on Distributions	4.05%	3.29%	3.97%	4.26%
Return After Taxes on Distributions and Sale of Fund Shares	3.36%	3.16%	3.76%	3.99%
Class A Shares
Return Before Taxes	3.08%	4.62%	5.49%	5.76%
Class C Shares
Return Before Taxes	4.64%	4.30%	4.93%	5.20%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.84%	3.59%

The share class now designated as Institutional Class shares of the Fund commenced operations on September 1, 2010. Class A and Class C shares of the Fund commenced operations on January 2, 2019. Performance shown for Class A shares and Class C shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect Class A and Class C fees and expenses.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class shares only and after-tax returns for Class A shares and Class C shares may vary.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance Trust Municipal Bond Fund
Performance Trust Municipal Bond Fund
Investment Objective
The investment objective of the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund” or the “Fund”) is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Municipal Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the Fund. Certain financial intermediaries that have a contractual arrangement with PT Asset Management, LLC (DBA: Performance Trust Asset Management) (the “Adviser”), the Fund’s investment adviser, or an affiliate also may offer variations in Fund sales charges to their customers. Certain financial intermediaries may also offer variations in Fund sales charges to their customers as described in Appendix A to the Prospectus. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” on page 33 of the Prospectus, in Appendix A to the Prospectus, and under “Sales Charges; Sales Charge Reductions and Waivers – Class A Sales Charge Reductions and Waivers” on page 52 of the Statement of Additional Information (the “SAI”).
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Institutional Class	Class A (formerly, Retail Class)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	2.25%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.40%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	0.49%	0.74%

Example
This Example is intended to help you compare the costs of investing in the Municipal Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Municipal Bond Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Municipal Bond Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$50	$157	$274	$616
Class A	$299	$456	$627	$1,123

Portfolio Turnover
The Municipal Bond Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Municipal Bond Fund’s performance. During the most recent fiscal year, the Municipal Bond Fund’s portfolio turnover rate was 15.91% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Municipal Bond Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in investment-grade quality municipal securities that pay interest that is exempt from regular federal income tax. The Municipal Bond Fund may invest up to 20% of its net assets in below investment-grade municipal securities as well as up to 20% of its net assets in securities that produce income subject to federal income tax. In addition, the Municipal Bond Fund may invest up to 20% of its net assets in other investment companies, including closed-end funds and exchange-traded funds (“ETFs”).
The Municipal Bond Fund invests in municipal securities issued by or on behalf of states and local governmental authorities throughout the United States and its territories that pay interest that is exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (“AMT”) for a noncorporate shareholder.
Investment-grade municipal securities include securities rated “investment grade” (e.g., BBB/Baa or higher) at the time of purchase by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, judged by the Adviser to be of comparable quality. Below investment-grade securities are commonly referred to as “high yield” or “junk” bonds.
The dollar-weighted average portfolio effective maturity of the Municipal Bond Fund will normally be more than 10 years but less than 22 years. The average duration will be more than 5 years but less than 11 years.
The Adviser uses a value-oriented strategy looking for higher-yielding and undervalued municipal securities that offer above-average total return. The Municipal Bond Fund’s investment process begins with a top-down review of portfolio duration and yield curve positioning as well as industry, sector and credit quality. The Adviser makes a forward projection of an individual investment’s total return characteristics over a variety of economic and interest rate scenarios, yield curve shifts and time horizons. The Adviser may choose to sell an investment with deteriorating credit quality or limited upside potential compared to other available investments in the market.

Principal Risks
Before investing in the Municipal Bond Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Municipal Bond Fund.
The principal risks of investing in the Municipal Bond Fund include:
Management Risk
The Fund is actively managed by the Adviser. There is a risk that an actively managed fund will produce sub-par returns compared to a benchmark index. Strategies employed by the Adviser in selecting investments for the Municipal Bond Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.
General Market Risk
The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
Recent Market Events Risk
U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed social behaviors, rising inflation and reduced consumer spending. While U.S. and global economies are recovering from the effects of COVID-19, the recovery is proceeding at slower than expected rates and may last for a prolonged period of time.
Municipal Securities Risks
The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Because the Municipal Bond Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the Municipal Bond Fund.
Municipal obligations that the Municipal Bond Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year’s lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Municipal Bond Fund.
The repayment of principal and interest on some of the municipal securities in which the Municipal Bond Fund may invest may be guaranteed or insured by a monoline insurance company (a financial guarantor that offers insurance coverage for a specific kind of insurable risk, such as municipal bond insurance policies). If a company insuring municipal securities in which the Municipal Bond Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Municipal securities may decrease in value during times when tax rates are falling. The Municipal Bond Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Municipal Bond Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels. If you are a noncorporate shareholder subject to the AMT, you may have to pay federal tax on a portion of your distributions from tax-exempt income. If this is the case, the Municipal Bond Fund’s net after-tax return to you may be lower.
Credit Risk
An issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed- income securities involve greater credit risk, including the possibility of default or bankruptcy.

Fixed-Income Securities Risks
Fixed-income securities held by the Municipal Bond Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk. Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.
High-Yield Fixed-Income Securities Risk
High-yield fixed-income securities or “junk bonds” are fixed-income securities rated below investment grade by a NRSRO. Junk bonds are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Junk bonds are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.
Other Investment Companies Risk
You will indirectly bear fees and expenses charged by underlying investment companies (mutual funds and ETFs) in addition to the Municipal Bond Fund’s direct fees and expenses. As a result, your cost of investing in the Municipal Bond Fund will be higher than the cost of investing directly in the underlying investment company shares.
Exchange-Traded Fund Risk
To the extent the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro rata portion of such ETFs’ management fees and operational expenses. In addition, the risks of owning an ETF generally reflect the risks of owning the underlying securities owned by the ETF. The price of an ETF may fluctuate within a wide range, and the Fund may lose money by investing in an ETF if the prices of the securities owned by the ETF go down.
U.S. Government Obligations Risk
U.S. Government obligations include securities issued or guaranteed as to principal and interest by government-sponsored entities, such as the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or the instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities
(including government-sponsored enterprises) where it is not obligated to do so. As a result, there is a risk that these entities will default on a financial obligation. For instance, securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae,” are supported by the full faith and credit of the U.S. government. Securities issued by Fannie Mae and Freddie Mac are supported only by the discretionary authority of the U.S. Government. However, the obligations of Fannie Mae and Freddie Mac have been placed into conservatorship until the entities are restored to a solvent financial condition. Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

LIBOR Transition Risk
The Fund may invest in securities that use LIBOR as a benchmark or reference rate. The expected discontinuation of LIBOR could have a significant impact on the financial markets, and may present a risk for certain market participants, including the risk that the transition from LIBOR to alternative interest rate benchmarks will not be orderly, will occur over various time periods or will have unintended consequences.

Liquidity Risk
There may be no willing buyer of the Municipal Bond Fund’s portfolio securities and the Municipal Bond Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
Interest Rate Risk
Securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.

Valuation Risk
The prices provided by the Municipal Bond Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Board of Trustees may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The following tables show historical performance of the Fund and provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.ptam.com or by calling 1- 877-738-9095.
Calendar Year Total Return as of December 31 Institutional Class Shares(1)

The returns shown in the bar chart are for the Institutional Class shares. Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different sales charges and expenses. Performance for Class A shares would be lower as expenses for Class A shares are higher.
The Fund’s calendar year-to-date return for Institutional Class shares as of September 30, 2021 was 0.71%. During the period shown in the bar chart, the best performance for a quarter for the Fund’s Institutional Class shares was 4.80% (for the quarter ended March 31, 2012). The worst performance for a quarter for the Fund’s Institutional Class shares was -4.96% (for the quarter ended December 31, 2016).
Average Annual Total ReturnsFor the Periods Ended December 31, 2020

Average Annual Total Returns For the Periods Ended December 31, 2020
Institutional Class Shares	One Year	Five Year	Since Inception (6/30/2011)
Return Before Taxes	6.26%	4.57%	5.89%
Return After Taxes on Distributions	5.80%	4.45%	5.78%
Return After Taxes on Distributions and Sale of Fund Shares	4.41%	4.05%	5.25%
Class A Shares
Return Before Taxes	3.64%	3.85%	5.41%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.21%	3.91%	4.40%

Institutional Class shares of the Fund commenced operations on June 30, 2011. Class A shares of the Fund (formerly designated as Retail Class shares) commenced operations on September 28, 2012. Performance shown for Class A shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect Class A fees and expenses.
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class shares only and after-tax returns for Class A shares may vary.
For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed- income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance Trust Credit Fund
Performance Trust Credit Fund
Investment Objective
The investment objective of the Performance Trust Credit Fund (the “Credit Fund” or the “Fund”) is to achieve long-term investment returns primarily by investing in a portfolio of income producing securities that may have the potential for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Credit Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees(fees paid directly from your investment)

Institutional Class
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	1.67%
Total Annual Fund Operating Expenses	2.47%
Less: Fee Waiver/Expense Reimbursement	(1.48)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.99%

Example
This Example is intended to help you compare the costs of investing in the Credit Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation agreement discussed above is reflected only through December 31, 2023.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$101	$628	$1,182	$2,694

Portfolio Turnover
The Credit Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period January 4, 2021 (commencement of operations) to August 31, 2021, the Credit Fund’s portfolio turnover rate was 109.25% of the average value of its portfolio.
Principal Investment Strategies
The Credit Fund seeks to achieve its investment objective by active allocation primarily in the fixed-income securities market. The Adviser uses a value-oriented strategy to select investments that the Adviser believes have superior risk-reward characteristics with respect to criteria such as price, interest rate sensitivity and credit quality.

Investments are selected for the Credit Fund by applying a process whereby the Adviser makes a forward projection of an instrument’s total return characteristics over a variety of interest rate scenarios, yield curve shifts and time horizons. This process, along with other relative value assessments, is applied on a top-down basis to determine allocations among sectors in the fixed-income universe. The process is also applied, along with in-depth credit assessments, on a bottom-up basis to select specific investments within each sector. These sectors may include, but are not limited to: U.S. government securities, corporate debt securities, including high-yield debt securities, municipal securities, mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities.

The Adviser allocates the Credit Fund’s assets across different sectors in response to the changing environment, which includes but is not limited to, financial, market, economic, and political factors, and trends or events that the Adviser’s investment process determines may affect the Fund’s investments. The Fund’s allocation to different sectors will change over the life of the Fund, sometimes quickly, and the Fund may invest without limit to any sector or number of sectors in the fixed-income universe.

The Credit Fund may invest in securities of any credit quality and maturity. Depending upon the Adviser’s allocation among different sectors, the Fund may invest without limit in securities rated below investment grade, or unrated securities.

Under normal circumstances, the Credit Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in fixed-income instruments. The Fund’s investments in fixed-income instruments may consist of, but are not limited to, securities or other income producing instruments (such as loans) as follows: (1) securities issued or guaranteed by the U.S. Government, its agencies or sponsored corporations, (2) corporate obligations, (3) mortgage-backed securities (including commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”)) and other asset-backed securities, collateralized mortgage obligations (“CMOs”), government mortgage pass-through securities, multi-class pass-through securities, private mortgage pass-through securities, stripped mortgage-backed securities (“SMBS”) (which include, interest-only and principal-only securities), and inverse floaters, (4) collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”), (5) municipal securities and other debt obligations issued by state and local governments and government-sponsored entities, (6) distressed and defaulted securities, (7) payment-in-kind bonds, (8) zero-coupon bonds, (9) cash and cash equivalents, (10) other short-term investments including, but not limited to, commercial paper, certificates of deposit, repurchase agreements and investments in money market funds or similar pooled investments, and (11) other instruments bearing fixed or variable interest rates of any maturity.

The Credit Fund may invest in derivatives, specifically futures contracts, options and swaps, to achieve its investment objective or to attempt to hedge some of the Fund’s investment risk. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third (33 1/3%) of its total assets. The Fund may also invest in repurchase agreements and borrow through reverse repurchase agreements.

The Credit Fund may allocate to sectors described above by investing in other investment companies, including but not limited to, other open-end or closed-end investment companies and exchange-traded funds (“ETFs”). The allocation amount may be limited by tax considerations or other factors.

The Adviser constructs the Credit Fund’s investment portfolio with a target weighted average effective duration of no less than one year and no more than ten years. The duration of the Fund’s investment portfolio may vary materially from its target from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will conform to these limits. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of the security’s price to changes in interest rates. The longer the duration of the Fund’s portfolio, the more sensitive its market value will be to changes in interest rates. For example, if interest rates decline by 1%, the market value of a portfolio with a duration of ten years would rise by approximately 10%. Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 10%.

The Credit Fund’s portfolio managers may sell an investment to satisfy redemption requests, when an investment no longer satisfies the Fund’s investment criteria as described above, or when a more attractive investment opportunity becomes available. The Fund may engage in active and frequent trading of its portfolio.

Principal Risks
Before investing in the Credit Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
The principal risks of investing in the Fund include:

Management Risk
The Credit Fund is actively managed by the Adviser. Strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

General Market Risk
The value of the Credit Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
Recent Market Events Risk
U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed social behaviors, rising inflation and reduced consumer spending. While U.S. and global economies are recovering from the effects of COVID-19, the recovery is proceeding at slower than expected rates and may last for a prolonged period of time.
Fixed-Income Securities Risks
Fixed-income securities held by the Credit Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk. Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Fixed-Income Securities Risk
High-yield fixed-income securities or “junk bonds” are fixed-income securities rated below investment grade by a NRSRO. Junk bonds are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Junk bonds are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Liquidity Risk
Trading opportunities are more limited for fixed-income securities, including MBS, that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Accordingly, there may be no willing buyer of the Credit Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Interest Rate Risk
Securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.

Mortgage-Backed Securities Risk:

➢    Credit and Market Risks of Mortgage-Backed Securities. The mortgage loans or the guarantees underlying mortgage-backed securities are subject to the risk of default or may otherwise fail, leading to non-payment of interest and principal. In addition, the liquidity of such investments may change over time.

➢    Prepayment Risk of Mortgage-Backed Securities. In times of declining interest rates, the Credit Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

➢    Extension Risk of Mortgage-Backed Securities. In times of rising interest rates, mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

➢    Interest-Only and Principal-Only Securities Risk. These securities are extremely sensitive to changes in interest rates and prepayment rates.

Commercial Mortgage-Backed Securities Risk
CMBS are subject to the risks generally associated with mortgage-backed securities.  CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages.  CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.  CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions.  Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.

Collateralized Debt Obligation/Collateralized Loan Obligation Risk
In addition to the normal interest rate, default and other risks of fixed-income securities, CDOs and CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Credit Fund may invest in CDOs and CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Residential Mortgage-Backed Securities Risk
RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities. Credit risk on RMBS arises from losses due to delinquencies and defaults by borrowers in payments on the underlying mortgages. The rate of delinquencies and defaults on RMBS and the amount of the resulting losses depend on a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower. The risks associated with RMBS are greater for those in the Alt-A and subprime first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans, and generally have higher default rates than loans that meet government underwriting requirements. Therefore, RMBS backed by subprime loans may suffer significantly greater declines in value due to defaults or the increased risk of default.

Inverse Floating Rate Debt Instruments Risk
The use of inverse floaters by the Credit Fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate bonds underlying the inverse floaters. The price of inverse floaters is expected to decline when interest rates rise, and generally will decline further than the price of a bond with a similar maturity. An investment in certain inverse floaters will involve the risk that the Fund could lose more than its original principal investment.

Stripped Mortgage-Backed Securities Risk
SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings & loans, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

Asset-Backed Securities Risk
The impairment of the value of the collateral underlying a security in which the Credit Fund invests such as non-payment of loans, will result in a reduction in the value of the security. Like mortgage-backed securities, asset-backed securities are also subject to prepayment risk and extension risk.

U.S. Government Obligations Risk
U.S. Government obligations include securities issued or guaranteed as to principal and interest by government-sponsored entities, such as the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or the instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. As a result, there is a risk that these entities will default on a financial obligation. For instance, securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae,” are supported by the full faith and credit of the U.S. government. Securities issued by Fannie Mae and Freddie Mac are supported only by the discretionary authority of the U.S. Government. However, the obligations of Fannie Mae and Freddie Mac have been placed into conservatorship until the entities are restored to a solvent financial condition. Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

Credit Risk
An issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed- income securities involve greater credit risk, including the possibility of default or bankruptcy.

Municipal Securities Risks
The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. The Credit Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or particular types of projects may have a disproportionate impact on the Fund’s share price. Municipal securities may decrease in value during times when federal income tax rates are falling. Since interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Derivative Securities Risk
The Credit Fund’s use of derivatives may cause losses due to the unexpected effect of market movements on a derivative’s price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge. Because the use of derivative instruments often creates economic leverage, the Fund’s investments in derivatives could create exposure greater than the value of the securities in the Fund’s portfolio. Investing in derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. During unfavorable market conditions, derivative instruments could become harder to value or sell at a fair price. As a result, the Fund may be unable to liquidate a position because of an illiquid secondary market. Investments in derivative instruments are also subject to the risk that a counterparty to the derivative instrument may become insolvent, enter administration, liquidate or otherwise fail to perform its obligations due to financial difficulties. In such situations, the Fund may obtain no recovery of its investment, or any recovery may be delayed.

➢ Futures Contract Risk
Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments.

➢ Options Risk
Options are subject to the same risks as the investments in which the Credit Fund invests directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in options involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.

➢ Swap Agreements Risk
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year, and typically will not have liquidity beyond the counterparty to the agreement.

LIBOR Transition Risk
The Credit Fund may invest in securities or derivatives that use LIBOR as a benchmark or reference rate. The expected discontinuation of LIBOR could have a significant impact on the financial markets, and may present a risk for certain market participants, including the risk that the transition from LIBOR to alternative interest rate benchmarks will not be orderly, will occur over various time periods or will have unintended consequences.

Valuation Risk
The prices provided by the Credit Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Trust’s Board of Trustees (the “Board of Trustees”) may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Other Investment Companies Risk
The Credit Fund may invest in shares of other investment companies, including closed-end mutual funds and ETFs, as a means to pursue its investment objective. When the Fund invests in other investment companies, it will bear a proportionate share of the other investment company’s operating expenses. In addition, the risks of owning an ETF generally reflect the risks of owning the underlying securities owned by the ETF.

Defaulted Securities Risk
Investments in defaulted securities entail high risk and have speculative characteristics. Risks of such investments include the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in working or restructuring or in bankruptcy or similar proceeding).

Repurchase Agreement Risk
Repurchase agreements typically involve the acquisition by the Credit Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. A Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.

Reverse Repurchase Agreement Risk
A reverse repurchase agreement is the sale by the Credit Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the
Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Portfolio Turnover Risk
A higher portfolio turnover rate may result in increased brokerage transaction costs and the realization by the Fund, and the distribution to shareholders, of a greater amount of capital gains than if the Fund had a lower portfolio turnover rate, which may lower the Fund’s return.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Credit Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
Performance information for the Credit Fund is not included because the Fund does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ptam.com or by calling 1-877-738-9095.